Employee Future Benefits - Defined Contribution Plan (Narrative) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Defined Benefit Plan Disclosure [Line Items]
Defined contribution plan cost recognized	$ 58	$ 53
DBP Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	49
OPEB Plans
Defined Benefit Plan Disclosure [Line Items]
Expected contributions for next fiscal year	$ 12